Debt Securities Issued (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt Securities Issued

	Currency	Maturity date	Nominal interest rate %	2023	2024

Third bond program – first issue	KZT	January 2025	9.90	51,048	51,050
Third bond program – second issue	KZT	June 2025	10.70	48,420	-

Total debt securities issued				99,468	51,050